EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES (Details) - CAD ($)	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Total	$ 392,160	$ 827,551
IKE [Member]
Statement [Line Items]
Assays and analysis	32,389	0
Drilling	424	0
Environmental	330	165
Equipment rental	0	4,050
Freight	0	0
Geological, including geophysical	43,862	0
Graphics	106	100
Operations support	6,744	0
Helicopter and fuel	0	0
Property acquisition and assessments costs	4,225	8,091
Socioeconomic	8,952	48,852
Technical data	0	0
Travel and accommodation	485	1,745
Total	97,517	63,003
JOY [Member]
Statement [Line Items]
Assays and analysis	133,114	42,432
Drilling	357,201	510,538
Environmental	8,087	4,244
Equipment rental	2,470	18,158
Freight	84,564	29,859
Geological, including geophysical	370,524	238,430
Graphics	6,521	3,126
Operations support	427,305	296,701
Helicopter and fuel	341,149	284,800
Property acquisition and assessments costs	15,024	775
Socioeconomic	145,095	74,361
Technical data	0	9,480
Travel and accommodation	132,139	48,841
Total	2,023,193	1,561,745
DUKE [Member]
Statement [Line Items]
Assays and analysis	53,377	139,658
Drilling	1,568,494	725,353
Environmental	8,797	7,615
Equipment rental	8,129	37,478
Freight	81,521	38,699
Geological, including geophysical	568,944	802,030
Graphics	0	12,269
Operations support	396,249	445,892
Helicopter and fuel	1,030,136	677,589
Property acquisition and assessments costs	4,745	3,921
Socioeconomic	22,500	38,643
Technical data	146	9,550
Travel and accommodation	509,979	68,452
Total	4,253,017	3,007,149
Total Expenses [Member]
Statement [Line Items]
Assays and analysis	243,280	183,838
Drilling	1,926,119	1,235,891
Environmental	17,214	12,024
Equipment rental	12,781	59,686
Freight	166,085	68,558
Geological, including geophysical	1,039,395	1,047,365
Graphics	6,670	15,495
Operations support	830,298	744,338
Helicopter and fuel	1,371,285	962,389
Property acquisition and assessments costs	129,194	112,917
Socioeconomic	177,372	162,169
Technical data	146	19,030
Travel and accommodation	647,525	121,433
Total	6,567,364	4,745,133
Other
Statement [Line Items]
Assays and analysis	24,400	1,748
Drilling	0	0
Environmental	0	0
Equipment rental	2,182	0
Freight	0	0
Geological, including geophysical	56,065	6,905
Graphics	43	0
Operations support	0	1,745
Helicopter and fuel	0	0
Property acquisition and assessments costs	105,200	100,130
Socioeconomic	825	313
Technical data	0	0
Travel and accommodation	4,922	2,395
Total	$ 193,637	$ 113,236